Employee Benefit Plan	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plan

G. Employee Benefit Plan

The Company adopted a defined contribution 401(k) profit-sharing plan effective January 1, 2012, covering all Company employees. The plan provides for employee contributions, employer matching contributions, and a discretionary profit sharing contribution. All employer contributions vest over a five-year period. The Company’s matching contributions for the years ended December 31, 2013 and 2012, were approximately $48,976 and $30,094, respectively. No discretionary profit sharing contributions were made during 2012 and 2013.